Derivative Liabilities (Details Narrative) (10-Q) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 08, 2016	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Jul. 20, 2017	Jul. 05, 2017	Jun. 23, 2017	Jun. 09, 2017	Dec. 31, 2014
Derivative liabilities current		$ 1,582,282		$ 1,582,282		$ 482,674	$ 1,038,504					$ 1,417,187
Change in derivative liabilities		$ (1,339,199)	$ 196,086	528,633	$ 238,679	231,519	13,091
Amount of loss excess of convertible notes face value				528,633	238,679	$ 209,498	13,091
Fair value of warrant	$ 7,400			$ 475,016	167
Warrant exercise price per share	$ 0.005							$ 0.08	$ 0.08	$ 0.04	$ 0.05
Monthly trading volume increase percentage				0.00%		1.00%
Convertible note interest rate in case of default	18.00%					0.00%
Minimum [Member] | Convertible Debt [Member]
Monthly trading volume increase percentage				1.00%		1.00%
Convertible note interest rate in case of default				5.00%		1.00%
Maximum [Member] | Convertible Debt [Member]
Monthly trading volume increase percentage				5.00%		5.00%
Convertible note interest rate in case of default				50.00%		10.00%
Warrant [Member]
Change in derivative liabilities							110,477
Fair value of warrant						$ 17,604
Warrant [Member] | Minimum [Member]
Warrant exercise price per share		$ 0.03		$ 0.03		$ 0.03
Warrant exercise period				2 years		2 years
Conversion of ownership interest monthly				4.99%		4.99%
Warrant [Member] | Maximum [Member]
Warrant exercise price per share		$ 0.24		$ 0.24		$ 0.18
Warrant exercise period				10 years		10 years
Conversion of ownership interest monthly				10.00%		10.00%
Convertible Debt [Member]
Change in derivative liabilities						$ 231,519	$ 306,538
Fair value of convertible debt		$ 53,617	$ 238,679	$ 53,617	$ 238,679	$ 4,417
Monthly trade volume, value				$ 2,740,072
Monthly trading volume increase percentage				1.00%
Initially Available Convertible Note [Member]
Convertible note interest rate in case of default				0.00%		0.00%